Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries as of and for the years ended December 31, 2023, 2022 and 2021:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2009	100
Sequans Communications Finland Oy	Finland	2020	100
Sequans Communications SAS	France	2023	100

Schedule of Average and Closing Exchange Rate for the U.S. Dollar
The table below sets forth, for the periods and dates indicated, the average and closing exchange rate for the U.S. dollar (USD) to the euro (EUR), the U.K. pound sterling (GBP), the Singapore dollar (SGD) and the New Israeli shekel (NIS):

	USD/EUR	USD/GBP	USD/SGD	USD/NIS
December 31, 2021
Average rate	1.1835	1.3761	0.7444	0.3097
Closing rate	1.1326	1.3479	0.7413	0.3221
December 31, 2022
Average rate	1.0539	1.2372	0.7255	0.2980
Closing rate	1.0666	1.2026	0.7459	0.2840
December 31, 2023
Average rate	1.0816	1.2435	0.7447	0.2716
Closing rate	1.1050	1.2714	0.7573	0.2763

Schedule of Useful Lives Most Commonly Used	The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2021	$1,340	$27,435	$4,006	7,013	$39,794
Additions	16	1,842	373	437	2,668
Disposals	(20)	(415)	(3)	(756)	(1,194)
Reclassification	94	—	(94)	—	—
Exchange difference	7	(20)	60	—	47
At December 31, 2021	1,437	28,842	4,342	6,694	41,315
Additions	15	3,891	222	458	4,586
Disposals	—	(175)	(54)	(73)	(302)
Exchange difference	(35)	(178)	(123)	—	(336)
At December 31, 2022	1,417	32,380	4,387	7,079	45,263
Additions	75	1,812	220	767	2,874
Disposals	—	(2)	(3)	(414)	(419)
Exchange difference	10	107	16	—	133
At December 31, 2023	$1,502	$34,297	$4,620	$7,432	$47,851
Depreciation and impairment:
At January 1, 2021	1,233	23,323	3,694	2,357	30,607
Depreciation charge for the year	45	1,869	181	1,259	3,354
Reclassification	19	—	(19)	—	—
Disposals	(12)	(372)	(3)	(296)	(683)
Exchange difference	1	(15)	41	—	27
At December 31, 2021	1,286	24,805	3,894	3,320	33,305
Depreciation charge for the year	67	2,441	241	1,230	3,979
Disposals	—	(153)	(52)	(73)	(278)
Exchange difference	(20)	(122)	(90)	—	(232)
At December 31, 2022	1,333	26,971	3,993	4,477	36,774
Depreciation charge for the year	41	2,421	198	1,223	3,883
Impairment	—	711	—	—	711
Disposals	—	(2)	—	(414)	(416)
Exchange difference	7	69	8	—	84
At December 31, 2023	$1,381	$30,170	$4,199	5,286	$41,036
Net book value:
At January 1, 2021	$107	$4,112	$312	4,656	$9,187
At December 31, 2021	151	4,037	448	3,374	8,010
At December 31, 2022	84	5,409	394	2,602	8,489
At December 31, 2023	$121	$4,127	$421	2,146	$6,815